UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Chesapeake Asset Management LLC

Address:  One Rockefeller Plaza
          Suite 1210
          New York, New York  10020

13F File Number: 028-04687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Cathaleen Lindsay
Title:    13F Compliance Officer
Phone:    (212) 218-4040


Signature, Place and Date of Signing:

/s/ Cathaleen Lindsay              New York, NY              November 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       84

Form 13F Information Table Value Total:   $149,845
                                         (thousands)


List of Other Included Managers:  None

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
                                                                             FORM 13F INFORMATION TABLE


    COLUMN 1                 COLUMN 2        COLUMN 3    COLUMN 4     COLUMN 5         COLUMN 6         COLUMN 7      COLUMN 8
                                                                                   INVESTMENT DISCRETION        VOTING AUTHORITY
                                                                                                SHARED
                              TITLE          CUSSIP       FAIR MKT.   SHARES OR    SOLE  SHARED OTHER   OTHER    SOLE  SHARED  NONE
NAME OF ISSUER                OF CLASS       NUMBER       VALUE       PR. AMT.      (A)    (B)    (C)    MGRS.    (A)   (B)     (C)

3M CO                         COM            88579Y101      305        4,104       X                               0           4,104
ADVO INC                      COM            007585102    2,419       86,458       X                          47,438          39,020
AFLAC INC                     COM            001055102   15,898      347,412       X                         143,648         203,764
AIR PRODS & CHEMS INC         COM            009158106      252        3,800       X                           3,800               0
ANHEUSER BUSCH COS INC        COM            035229103    1,543       32,476       X                          15,392          17,084
ARCHER DANIELS MIDLAND CO     COM            039483102    3,439       90,779       X                          63,969          26,810
ASHLAND INC NEW               COM            044209104      445        6,982       X                           6,982               0
ASTRA ZENECA PLC              SPONSORDE ADR  046353108      218        3,492       X                               0           3,492
BAKER HUGHES INC              COM            057224107   11,129      163,175       X                          92,150          71,025
BELLSOUTH CORP                COM            079860102      310        7,252       X                           1,361           5,891
BJS WHOLESALE CLUB INC        COM            05548J106    1,310       44,893       X                          23,362          21,531
BP PLC                        SPONSORED ADR  055622104      630        9,601       X                           1,058           8,543
BRASKEM SA                    SP ADR PFD A   105532105    2,436      193,500       X                          84,300         109,200
BRONCO DRILLING CO INC        COM            112211107      798       45,400       X                          19,550          25,850
BT GROUP PLC                  ADR            05577E101    2,362       46,700       X                          28,300          18,400
CADBURY SCHWEPPES PLC         ADR            127209302      582       13,597       X                           8,374           5,223
CAMPBELL SOUP CO              COM            134429109      248        6,801       X                           6,801               0
CARNIVAL CORP                 PAIRED CTF     143658300      870       18,500       X                          14,000           4,500
CHUBB CORP                    COM            171232101    2,764       53,200       X                          35,000          18,200
CHURCH & DWIGHT INC           COM            171340102      647       16,551       X                           2,550          14,001
COMCAST CORP NEW              CLA            20030N101      387       10,501       X                             918           9,583
COMCAST CORP NEW              CL A SPL       20030N200      331        9,000       X                               0           9,000
CORNING INC                   COM            219350105      576       23,600       X                          20,600           3,000
COVENTRY HEALTH CARE INC      COM            222862104      272        5,285       X                           2,686           2,599
DIAGEO PLC                    SPON ADR NEW   25243Q205      256        3,600       X                           3,600               0
E I DUPONT DE NEMOURS & CO    COM            263534109      267        6,224       X                               0           6,224
EBAY INC                      COM            278642103    2,269       80,000       X                          33,800          46,200
ECHOSTAR COMMUNICATIONS NEW   CL A           278762109      948       28,950       X                          22,600           6,350
EL PASO CORP                  COM            28336L109    1,387      101,700       X                          48,700          53,000
ERICSSON L M TEL CO           ADR B SEK 10   294821608    2,956       85,766       X                          24,040          61,726
EXXON MOBIL CORP              COM            30231G102    2,423       36,114       X                               0          36,114
FEDERAL NATL MTG ASSN         COM            313586109      770       13,775       X                           8,450           5,325
GENERAL ELECTRIC CO           COM            369604103    4,740      134,269       X                          38,000          96,269
GLOBALSANTAFE CORP            SHS            G3930E101    2,370       47,400       X                          22,000          25,400
GOLDMAN SACHS GROUP INC       COM            38141G104      254        1,500       X                           1,500               0
GRANT PRIDECO INC             COM            38821G101    1,141       30,000       X                          13,400          16,600
GRUPO TELEVISA SA DE CV       COM            40049J206    1,229       57,800       X                          40,200          17,600
HARRAHS ENTMT INC             COM            413619107    2,465       37,100       X                          15,500          21,600
HESS CORP                     COM            42809H107      236        5,700       X                           2,100           3,600
HOUSEVALUES INC               COM            44183Y102       73       12,471       X                          12,471               0
HSBC HLDGS PLC                SPON ADR NEW   404280406    3,666       40,050       X                          23,000          17,050
INTL PAPER CO                 COM            460146103      211        6,079       X                           6,000              79
INTERNATIONAL BUSINESS MACHS  COM            459200101    1,214       14,818       X                          12,200           2,618
ISHARES INC                   MSCI JAPAN     464286848    7,057      521,200       X                         252,400         268,800
ITT CORP NEW                  COM            450911102      236        4,600       X                           4,600               0
JP MORGAN CHASE & CO          COM            46625H100    3,289       70,030       X                          44,160          25,870
KIMCO REALTY CORP             COM            49446R109    2,757       64,320       X                               0          64,320
LOCKHEED MARTIN CORP          COM            539830109    3,989       46,356       X                          20,600          25,756
LUCENT TECHNOLOGIES INC       COM            549463107       31       13,078       X                          10,000           3,078
MARKEL CORP                   COM            570535104      226          550       X                               0             550
MEDCO HEALTH SOLUTIONS INC    COM            58405U102      282        4,690       X                           2,107           2,583
MERCK & CO INC                COM            589331107      632       15,082       X                           8,000           7,082
MICROSOFT CORP                COM            594918104      416       15,200       X                          14,600             600
MITSUBISHI UFJ FINL GROUP IN  SPONSORED ADR  606822104    2,051      160,100       X                          62,500          97,600
MOTOROLA INC                  COM            620076109    1,209       48,365       X                          20,100          28,265
NABORS INDUSTRIES LTD         SHS            G6359F103    1,839       61,800       X                          24,400          37,400
NEWS CORP                     CL B           65248E203      413       20,000       X                          20,000               0
OPSWARE INC                   COM            68383A101    6,974      774,000       X                         328,200         445,800
PEPSICO INC                   COM            713448108    1,703       26,100       X                          16,200           9,900
PFIZER INC                    COM            717081103      946       33,345       X                               0          33,345
PITNEY BOWES INC              COM            724479100      476       10,733       X                           9,000           1,733
PROCTER & GAMBLE CO           COM            742718109      436        7,040       X                           2,195           4,845
REDWOOD TR INC                COM            758075402      302        6,000       X                           6,000               0
ROYAL BK CDA MONTREAL QUE     COM            780087102      322        7,232       X                           7,232               0
ROYAL DUTCH SHELL PLC         SPONS ADR A    780259206    3,126       47,289       X                          14,300          32,989
SCHLUMBERGER LTD              COM            806857108    2,535       40,868       X                          19,028          21,840
SPDR TR                       UNIT SER 1     78462F103    2,538       19,000       X                           8,600          10,400
STERICYCLE INC                COM            858912108      211        3,018       X                           3,018               0
SUBURBAN PROPANE PARTNERS L   UNIT LTD PARTN 864482104      203        6,000       X                               0           6,000
TECHNE CORP                   COM            878377100    1,999       39,300       X                           5,500          33,800
TELEFLEX INC                  COM            879369106      362        6,500       X                               0           6,500
TELEFONICA S A                SPONSORED ADR  879382208    1,671       32,253       X                          21,201          11,052
TIME WARNER INC               COM            887317105    2,050      112,479       X                          60,700          51,779
TOOTSIE ROLL INDS INC         COM            890516107      692       23,617       X                           8,806          14,811
TRANSOCEAN INC                ORD            G90078109      435        5,934       X                           2,498           3,436
TRIDENT MICROSYSTEMS INC      COM            895919108    1,210       52,000       X                          22,600          29,400
UNILEVER N V                  NY SHS NEW     904784709    3,404      138,704       X                          51,690          87,014
UNITED STATES STL CORP NEW    COM            912909108    5,656       98,050       X                          53,400          44,650
UNITED TECHNOLOGIES CORP      COM            913017109    1,292       20,400       X                          20,200             200
UST INC                       COM            902911106    2,657       48,460       X                          32,200          16,260
VERIZON COMMUNICATIONS        COM            92343V104      303        8,143       X                           1,959           6,184
WACHOVIA CORP 2ND NEW         COM            929903102    3,220       57,700       X                          24,612          33,088
DISNEY WALT CO                COM DISNEY     254687106    1,320       42,678       X                          13,553          29,125
WYETH                         COM            983024100      329        6,470       X                               0           6,470

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